Cover	Jul. 08, 2026
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0002100704
Document Type	POS AM
Entity Registrant Name	East West Ave Acquisition Corp.
Entity Incorporation, State or Country Code	NV
Entity Primary SIC Number	6770
Entity Tax Identification Number	41-2320127
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On June 5, 2026, East West Ave Acquisition Corp. filed Amendment No. 3 to a Registration Statement on Form S-1 (Registration No. 333-295205), which was subsequently declared effective by the U.S. Securities and Exchange Commission on June 16, 2026. Although the registration statement was declared effective on June 16, 2026, the Registrant was unable to close its initial public offering immediately thereafter. Accordingly, no securities have yet been sold pursuant to the registration statement. This Post-effective Amendment No. 1 (the “Post-effective Amendment No. 1”) is being filed to update the registration statement to reflect the change of the representative of the underwriters in connection with the offering and update biography of a certain independent director. The information included in this Post-Effective Amendment No. 1 amends the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-effective Amendment No. 1. All applicable registration fees were paid at the time of the original filing of the registration statement.